Postretirement Benefits (Tables) - Postretirement Benefits - Unfunded-Health-Care-Benefit Plans	12 Months Ended
May 31, 2019
Components of Net Periodic Pension and Postretirement Costs	The following table illustrates the effect on operations of these plans for the three years ended May 31, 2019:

	U.S. Plans			Non-U.S. Plans
(In thousands)	2019	2018	2017	2019	2018	2017
Service cost - benefits earned during the period	$-	$-	$-	$1,507	$1,307	$1,097
Interest cost on the accumulated obligation	192	173	229	1,122	939	854
Amortization of:
Prior service (credit)	(219)	(220)	(235)
Net actuarial (gains) losses	(26)	24		442	332	230
Net Postretirement Benefit (Income) Cost	$(53)	$(23)	$(6)	$3,071	$2,578	$2,181

Changes in Benefit Obligations

The changes in benefit obligations of the plans at May 31, 2019 and 2018 were as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2019	2018	2019	2018
Accumulated postretirement benefit obligation at beginning of year	$5,368	$5,892	$33,281	$27,868
Service cost			1,507	1,307
Interest cost	192	173	1,122	939
Benefit payments	(287)	(297)	(664)	(604)
Actuarial (gains) losses	(283)	(400)	3,801	2,638
Currency exchange rate changes			(1,384)	1,133
Accumulated and accrued postretirement benefit obligation at end of year	$4,990	$5,368	$37,663	$33,281

Amounts Recognized in Consolidated Balance Sheet

Amounts recognized in the Consolidated Balance Sheets for the years ended May 31, 2019 and 2018 are as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2019	2018	2019	2018
Current liabilities	$(423)	$(427)	$(741)	$(696)
Noncurrent liabilities	(4,567)	(4,941)	(36,922)	(32,585)
Net Amount Recognized	$(4,990)	$(5,368)	$(37,663)	$(33,281)

Pretax Net Actuarial Loss and Prior Service (Costs) Recognized in Accumulated Other Comprehensive Income (Loss) not Affecting Retained Earnings

The following table presents the pretax net actuarial gain (loss) and prior service credits recognized in accumulated other comprehensive income (loss) not affecting retained earnings:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2019	2018	2019	2018
Net actuarial gain (loss)	$381	$124	$(12,891)	$(9,951)
Prior service credits	667	887
Total recognized in accumulated other comprehensive income not affecting retained earnings	$1,048	$1,011	$(12,891)	$(9,951)

Changes Recognized in Other Comprehensive Income

The following table includes the changes recognized in other comprehensive income:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2019	2018	2019	2018
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost	$-	$-	$-	$-
Net loss (gain) arising during the year	(283)	(400)	3,801	2,638
Effect of exchange rates on amounts included in AOCI			(419)	291
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service credit (cost)	219	220
Amortization or settlement recognition of net gain (loss)	26	(24)	(442)	(332)
Total recognized in other comprehensive loss (income)	$(38)	$(204)	$2,940	$2,597

Weighted-Average Assumptions used to Determine Benefit Obligations and Net Periodic and Postretirement Costs

The following weighted-average assumptions were used to determine our year-end benefit obligations and net periodic postretirement benefit costs under the plans:

	U.S. Plans		Non-U.S. Plans
Year-End Benefit Obligations	2019	2018	2019	2018
Discount rate	3.44%	4.03%	3.22%	3.70%
Current healthcare cost trend rate	7.29%	7.86%	5.77%	6.02%
Ultimate healthcare cost trend rate	4.36%	4.36%	3.70%	4.20%
Year ultimate healthcare cost trend rate will be realized	2037	2037	2040	2032

	U.S. Plans			Non-U.S. Plans
Net Periodic Postretirement Cost	2019	2018	2017	2019	2018	2017
Discount rate	4.03%	3.61%	3.76%	3.70%	3.61%	3.92%
Healthcare cost trend rate	7.86%	14.75%	10.37%	6.02%	5.85%	5.98%
Ultimate healthcare cost trend rate	4.36%	4.36%	4.36%	4.20%	4.20%	4.20%
Year ultimate healthcare cost trend rate will be realized	2037	2037	2037	2032	2030	2030

Increasing or Decreasing Current Healthcare Cost Trend Rates by One Percentage would affect Accumulated Postretirement Benefit Obligation and Net Postretirement Expense

We utilize a sensitivity analysis to measure the potential impact of changes in our healthcare cost trend rate on our Consolidated Financial Statements. Increasing or decreasing current healthcare cost trend rates by 1% would affect our accumulated postretirement benefit obligation and net postretirement expense by the following amounts for the years ended May 31, 2019 and 2018:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2019	2018	2019	2018
1% Increase in Healthcare Cost Trend Rate
Accumulated benefit obligation	$124	$185	$8,300	$6,978
Postretirement cost	7	7	731	673
1% Decrease in Healthcare Cost Trend Rate
Accumulated benefit obligation	$(112)	$(163)	$(6,390)	$(5,391)
Postretirement cost	(6)	(6)	(539)	(493)